[letterhead]

September 24, 2010

VIA ELECTRONIC “EDGAR” TRANSMISSION

Securities and Exchange Commission
100 F Street, N.W.
Washington, D.C. 20549

Re: Sun Life Insurance and Annuity Company of New York (“SLNY”) and
Sun Life Assurance Company of Canada (U.S.) (“SLUS”) (the “Registrants”)

Registration Statement on Form S-3 Pertaining to MFS Regatta NY Contracts and Related Subordinated Guarantee

Commissioners:

The enclosed Registration Statement on Form S-3 (“New Form S-3”) is conveyed herewith for filing pursuant to the Securities Act of 1933 (the "1933 Act").  The New Form S-3 is intended to register the continued offer and sale of certain market value adjusted interests (“MVAs” or “Guarantee Periods”) and a related subordinated guarantee (the “Subordinated Guarantee”) that are now registered pursuant to a currently-effective registration statement on Form S-3 (File Nos. 333-144903 and 333-144903-01) (the “Old Form S-3”).

I. Purpose of the New Form S-3

The sole purpose for filing the New Form S-3 is to satisfy the triennial re-filing requirement of Rule 415(a)(5) and (6) under the 1933 Act.

SLNY issues the MVAs (which the prospectus also refers to as Guarantee Periods) pursuant to certain single-premium deferred annuity contracts (“Contracts”) that were sold in connection with retirement plans. These are SLNY’s “MFS Regatta NY” Contracts.  For 1933 Act purposes, SLNY treats the MVAs as “securities” that are not entitled to rely on the exclusion in Section 3(a)(8) of that Act.

The MFS Regatta NY Contracts are no longer being offered or sold to new purchasers, and no further premium payments can be made under any outstanding Contracts.  Nevertheless, transfers of account value continue to be made among the investment options under existing Contracts, and some of those transfers may be made to MVAs.  Accordingly, for that limited reason, SLNY would like the MVAs to continue to be registered under the 1933 Act.

Pursuant to the Subordinated Guarantee, SLUS guarantees SLNY’s obligations under the MVAs issued pursuant to the Old Form S-3 registration statement.  Thus, when a Contract owner makes a transfer of any account value into a Guarantee Period, the transaction may be considered to entail not only the issuance of a security by SLNY (i.e., the MVA) but also the issuance of a security by SLUS (i.e., the Subordinated Guarantee that backs the MVA).  Accordingly, for the limited purpose of such transfers, SLUS would like the Subordinated Guarantee also to continue to be registered under the 1933 Act in connection with the Contracts.

In 2005, however, the Commission adopted revisions to Rule 415 under the 1933 Act that prohibit an offering made in reliance on (inter alia) paragraphs (a)(1)(ix) or (x) of that rule from continuing for more than three years from the effective date of the related 1933 Act registration statement, unless a new 1933 Act registration statement is filed with respect to the offering. See Rule 415(a)(5) and (6).  The Registrants’ offering of the MVAs and the Subordinated Guarantee is made in reliance on one or both of paragraphs (a)(1)(ix) or (x).  Therefore, the Registrants are now constrained to file a new 1933 Act registration statement with respect to the MVAs and Subordinated Guarantee.  Specifically, as the Registrants understand Rule 415(a)(5) and (6) and the Commission’s interpretation thereof, SLNY would be required to cease its offer and sale of its MVAs in reliance on the Old Form S-3, unless a new 1933 Act registration statement with respect to the MVAs is filed not later than the third anniversary of the effective date of the Old Form S-3.  Such third anniversary is September 27, 2010.  Likewise, unless a new 1933 Act registration statement is filed with respect to the Subordinated Guarantee by that date, SLUS would be precluded from relying on the Old Form S-3 to apply that guarantee to new Guarantee Periods that are established after that date.

The only reason that the Registrants are filing the New Form S-3 is to allow the offer and sale of the MVAs and related Subordinate Guarantee beyond September 27, 2010.  (Under Rule 415(a)(5)(ii), having now filed the New Form S-3, SLNY can continue the offering pursuant to the Old Form S-3 until the earlier of the effective date of the New Form S-3 or 180 days after September 27, 2010.)  Again, however, the New Form S-3 would not have been filed (or necessary), but for the requirements embodied in Rule 415(a)(5) and (6) that were adopted in 2005.

II.  Prospectus Disclosure Contained in the New Form S-3

A.  May 21, 2007 Prospectus

The New Form S-3 contains the most recent available MFS Regatta NY prospectus, dated May 21, 2007, which is the same prospectus that the Registrants filed in the Old Form S-3.  MFS Regatta NY offers not only the MVAs, discussed herein, but also certain variable investment options (the “Variable Options”) that are supported by an SLNY separate account.  That separate account and the interests therein issued under the Contracts are registered, respectively, under the Investment Company Act of 1940 and the 1933 Act, pursuant to a currently-effective Form N-4 registration statement (File Nos. 811-04440 and 33-41629) (the “Form N-4”).

Likewise, the MFS Regatta NY prospectus contained in the New Form S-3 is a “combined” prospectus that offers not only the MVAs but also the Variable Options. Accordingly, the May 21, 2007, prospectus was also filed in connection with the Form N-4.

The Registrants, however, have not effected a general updating of that prospectus subsequent to the May 21, 2007, version.  With respect to the Variable Options under the Contracts and the Form N-4, SLNY ceased such updating in reliance on the line of Commission staff no-action letters that includes Great-West Life & Annuity Insurance Company (Oct. 23, 1990). With respect to the MVAs, the Subordinated Guarantee, and the Old Form S-3, such general updating has been unnecessary, in view of the fact that, for purposes of Form S-3, the prospectus is automatically updated by SLUS’s filing from time to time of its periodic reports pursuant to the Securities Exchange Act of 1934 (the “1934 Act”).1 (As required by the terms of Form S-3, the prospectus contains language that automatically incorporates by reference all future-filed periodic reports of SLUS2 pursuant to the 1934 Act; and, in accordance with the Commission’s rules and interpretations, the filing of such periodic reports automatically updates the prospectus for purposes of Section 10(a)(3) of the 1933 Act.)

B.  Certain Prospectus Supplements

Although the MFS Regatta NY prospectus has not been generally updated since May 21, 2007, there were several developments that affected the MVAs and as to which the Registrants supplemented the May 21, 2007 prospectus.  These developments resulted in the supplements that are listed in 1.-3. below and that are included in the New Form S-3:

1.	Supplement dated September 27, 2007, which was primarily for the purpose of describing the terms and conditions of the Subordinated Guarantee that became operative for the first time on that date.
2.
Supplement dated September 25, 2008, which was primarily for the purpose of providing certain additional disclosure concerning “tax sheltered annuity” Contracts subject to Section 403(b) of the Internal Revenue Code, including SLNY’s decision to stop issuing (or accepting any further premiums under) such Section 403(b) Contracts, effective October 1, 2008.

3.
Supplement dated June 17, 2010, which primarily provides additional information about (a) how a Contract owner (or certain persons authorized by the owner) may communicate with us; (b) how a Contract owner may elect to receive various materials and communications with respect to the Contract in electronic (rather than hard copy) format; and (c) the terms and conditions under which requests for transfers between investment options may be made.

Finally, in order to otherwise generally revise the May 21, 2007 prospectus so that it  will clearly comply at this time with all of the other requirements of Form S-3, a supplement dated “XXXXXX XX, 20__” (the “New Supplement”) has been included in the New Form S-3.

C.  Discussion

To summarize, the prospectus for the MVAs and Subordinated Guarantee in the New Form S-3 consists of the May 21, 2007 MFS Regatta NY prospectus, together with the supplements discussed in subpart B. above, all of which documents are included in the New Form S-3. The Registrants’ reasons for structuring the prospectus in this manner include the following:

•
No MFS Regatta NY Contracts are being offered or sold to new purchasers, no further premium payments can be paid under outstanding Contracts, and only a very few transfers under outstanding Contracts are being made to MVAs.  Moreover, there currently are fewer than 464 of these Contracts outstanding.

•
To be used as a Form S-3 prospectus with respect to the MVAs and the Subordinated Guarantee, a prospectus such as the May 21, 2007, prospectus is not required to be updated annually as long as customers have access to updated information primarily through the periodic reports filed by SLUS and incorporated by reference into the prospectus. This means that only a limited amount of additional information relevant to the MVAs and Subordinated Guarantee is necessary to bring the prospectus into full current compliance with Form S-3’s requirements.  Moreover, that limited additional information can (and will) be readily supplied by the supplements that are also included in the New Form S-3; and the nature and subject matter of those supplements is sufficiently limited that owners will be easily able to understand the supplements and their relationship to the base prospectus.

•
Apart from the New Supplement, the supplements included in the New Form S-3 are the same supplements that, together with the May 21, 2007, prospectus, are currently being relied upon in connection with transfers into the MVAs pursuant to the Old Form S-3. The New Form S-3 is being filed not because of any substantive inadequacy that makes those documents inappropriate to use for that purpose in future years, but solely to comply with the triennial re-filing requirement in Rule 415(a)(5) and (6).  Inasmuch as the prospectus and supplements currently in use are adequately serving their purpose in connection with the Old Form S-3, the Registrants see no reason why (when augmented by the New Supplement) they cannot just as adequately continue serving that purpose in connection with the New Form S-3.

As the Commission’s staff is aware, SLUS followed procedures essentially comparable to those outlined above in connection with certain SLUS Form S-3 filings relating to MVAs that the Commission declared effective last year. See, e.g., File No. 333-155726 relating to  Regatta Flex II contracts issued by SLUS and File No. 333-155797 relating to Futurity contracts issued by SLUS.  Those filings, like the New Form S-3, were made solely to satisfy the triennial refiling requirement of Rule 415(a)(5) and (6).

IV. Proposed Timetable.

SLNY plans to file a pre-effective amendment to the New Form S-3 after receiving Commission Staff comments on the New Form S-3.  The pre-effective amendment will respond to any Commission Staff comments, add the consent of the independent auditors, and otherwise complete the registration statement. As noted in part I. above, the Registrants can continue to rely on the Old Form S-3 until 180 days after September 27, 2010, if necessary.

V.  Request for Selective Review

The May 21, 2007 prospectus and the September 27, 2007 prospectus supplement contained in the New Form S-3 are the same prospectus and supplement that were included in the Old Form S-3, which was declared effective by the Commission on September 27, 2007.  These same documents also continue to be relied upon with respect any current transfers by MFS Regatta NY Contract owners into an MVA.

Likewise, the prospectus supplements dated September 25, 2008 and June 17, 2010 that are contained in the New Form S-3 have previously been filed with the Commission and are currently relied upon with respect to any current transfers by MFS Regatta NY Contract owners into an MVA.  The Staff has previously reviewed the contents of these two supplements in other filings, most recently in a new registration statement filed by SLUS on August 10, 2010 (File No. 333-168710) and currently pending effectiveness.

The only other supplement contained in the New Form S-3 is the New Supplement.  The New Supplement is quite brief, however, and includes only routine updating information.

Accordingly, because the New Form S-3 will provide only very limited new material (which new material is of a routine updating nature) for review by the Commission staff, we request that the New Form S-3 be accorded selective review by the staff.
______________________________________________________

Please direct any comments or questions to me or, in my absence, to Thomas C. Lauerman at Jorden Burt LLP (202-965-8156).

Thank you very much for your attention to this filing.

Sincerely,

/s/ Sandra M. DaDalt

Sandra M. DaDalt
Assistant Vice President & Senior Counsel

(Regatta NY)

1 SLNY is currently exempt from filing (and does not file) periodic reports under the 1934 Act.  SLNY relies on the exemption in Rule 12h-5(a) under the 1934 Act for this purpose.  SLNY’s compliance with the terms of Rule 12h-5 is made possible by, among other things, (i) the Subordinated Guarantee, which applies to Guarantee Periods commencing on or after the September 27, 2007 effective date of the Old Form S-3 and (2) a similar subordinated guarantee under which SLUS has guaranteed SLNY’s obligations under all Guarantee Periods that commenced prior to September 27, 2007.

2 The prospectus likewise contains language that would incorporate by reference therein any future periodic reports of SLNY under the 1934 Act, should SLNY ever in the future be required to or otherwise file any such reports.